Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
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Related Party Transactions and Balances
13	RELATED PARTY TRANSACTIONS AND BALANCES

As at December 31, 2018, the Company had amounts due from its joint venture, Pure Sunfarms, totaling $1,079 (December 31, 2017 - $411) primarily for consulting services and the reimbursement of expenses which occurred in the year. These amounts were non-interest bearing and were due on demand. On July 5, 2018, the Shareholders entered into a Loan Agreement with Pure Sunfarms, whereby, as at December 31, 2018, the Shareholders had each contributed CA$13,000 (US$9,959) in the form of a demand loan to Pure Sunfarms. The loan amounts will initially bear simple interest at the rate of 8% per annum, calculated semi-annually. Interest will accrue and be payable upon demand being made by either Shareholder. These amounts are included in amounts due from joint venture in the consolidated statements of financial position.

One of the Company’s employees is related to a member of the Company’s executive management team and received $108 in salary and benefits during the year ended December 31, 2018 (2017 - $98).

Included in other assets as at December 31, 2018 is a $64 (December 31, 2017 - $70) promissory note that represents the unpaid amount the Company advanced to an employee in connection with a relocation at the request of the Company.